Contingencies (Details Textual) ₨ in Thousands		12 Months Ended
	Apr. 12, 2016 candidates questions	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Jul. 20, 2023 INR (₨)	Nov. 30, 2016 INR (₨)	Apr. 30, 2014 INR (₨)
Disclosure of contingencies [Line Items]
Number of licenses		0	0
Contract liabilities		₨ 5,137,360	₨ 4,296,441
Allowance paid to employees		6,400
Maximum amount of securities issuable		6,000,000
Compulsorily Convertible Debentures [Member] | Put Option Agreement [Member]
Disclosure of contingencies [Line Items]
Debt conversion converted instrument shares issued, Value			1,980	₨ 2,020
Maximum amount of securities issuable		6,000,000
Series 2 Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Disclosure of contingencies [Line Items]
Maximum amount of securities issuable		6,000,000
Amount to be transferred by way of assignment					₨ 6,000,000
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		0	0
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		416,000	416,000
Contract liabilities		0				₨ 64,600	₨ 161,800
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		15,000	224,000
Loss contingency payment under protest		1,000
Export obligation [Member]
Disclosure of contingencies [Line Items]
Contract liabilities		0	0
Goods And Service Tax Liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		24,000	₨ 0
Others [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		₨ 20,000
Online Examination Case [Member]
Disclosure of contingencies [Line Items]
Period for which the contract was awarded	2 years
Number of candidates for which examination was conducted | candidates	20
Number of distinct questions for the test | questions	40,000